Financial risk management	6 Months Ended
Jun. 30, 2026
Financial risk management [Abstract]
Financial risk management
Note 15. Financial risk management

Framework

The Group is involved in activities that expose it to a variety of financial risks, including:

(a)	Credit risk
(b)	Liquidity risk
(c)	Capital management risk
(d)	Market risk related to commodity pricing, interest rates and currency fluctuations.

The Board of Directors has overall responsibility for the establishment and oversight of the financial risk management framework of the group. Management is responsible for monitoring the financial risks.

The objective of the financial risk management strategy is to minimise the impact of volatility in financial markets on the financial performance, cash flows and shareholder returns. This requires the identification and analysis of relevant financial risks and possible impact on the achievement of the Group’s objectives.

The Group does not undertake any hedging activities.

Fair value measurement

The Group measures and recognises in the statement of financial position on a recurring basis certain assets and liabilities at fair value in accordance with AASB 13 Fair value measurement. The fair value must be estimated for recognition and measurement or for disclosure purposes in accordance with the following hierarchy:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:	Inputs for the assets or liabilities which are not based on observable market data (unobservable inputs).

The carrying values of financial assets and liabilities of the Group approximate their value. During the 6 months ended 30 June 2026, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements. (six months ended 31 December 2025: Nil)

The fair value of performance based performance rights is determined by using the Monte Carlo model.